Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	Carrying Amount June 30, 2018	Fair Value June 30, 2018	Carrying Amount December 31, 2017	Fair Value December 31, 2017
Financial assets (liabilities)
Cash and cash equivalents	272,501	272,501	189,763	189,763
Restricted cash	9,924	9,924	12,910	12,910
Investments	1,000	1,000	1,000	1,000
Debt	(1,684,266)	(1,684,266)	(1,763,082)	(1,762,938)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	336	1,378
	Financial instruments – Fair value, net of current portion	588	—	1,203	589

Subtotal		588	—	1,539	1,967

		Asset Derivatives		Liability Derivatives
		June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments - Fair value	7,045	5,715	—	—
	Financial instruments –Fair value, net of current portion	1,036	1,312	—	—
Bunker call options	Financial instruments- Fair value, net of current portion	224	118	—	—

Subtotal		8,305	7,145	—	—
				—
Total derivatives		8,893	7,145	1,539	1,967

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2018	2017	2018	2017
Interest rate swaps	1,604	(816)	83	(4,611)

Total	1,604	(816)	83	(4,611)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2018	2017	2018	2017
Interest rate swaps	Depreciation expense	(47)	(51)	(94)	(76)
Interest rate swaps	Interest and finance costs, net	(157)	(640)	(609)	(1,339)

Total		(204)	(691)	(703)	(1,415)

Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2018	2017	2018	2017
Bunker swaps	Interest and finance costs, net	5,056	368	4,614	(174)
Bunker call options	Interest and finance costs, net	75	(124)	106	(557)

Total		5,131	244	4,720	(731)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	June 30, 2018	December 31, 2017
Interest rate swaps	(951)	(1,967)
Bunker swaps	8,081	7,027
Bunker call options	224	118

	7,354	5,178